SHARE-BASED PAYMENTS (Textual) (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 11, 2020 shares	Aug. 12, 2020 CNY (¥) shares	Aug. 12, 2020 USD ($) shares	Oct. 24, 2017 CNY (¥)	Apr. 30, 2016 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Aug. 13, 2020 shares	Apr. 01, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					50% of the options granted will generally vest in four or five equal installments over a service period (the “2016 Service Options”) while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Company’s ordinary shares is achieved (the “2016 Market Options”).
Share-based compensation						¥ 17,999	$ 2,758	¥ 47,889	¥ 18,631
Accelerated vesting of stock options granted								309,000	432,500
Accelerated vesting of stock options granted									50,000
Weighted-average grant-date fair value for vested options | $ / shares							$ 2.07
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $							$ 0
Stock options exercised						0	0
Common Stock, Shares, Issued							112,951,232	112,755,320
Modified 2017 ESOP [Member]
Share based compensation arrangement by share based payment award options granted	1,613,506
Vesting period		Dec. 31, 2023	Dec. 31, 2023
Weighted - average exercise price, granted | $ / shares							$ 1.75
2017 Employee Stock Option Plan [Member]
Vesting period		Dec. 31, 2020	Dec. 31, 2020
Modified 2017 Share Incentive Plan
Number of stock options modified		2,550,000	2,550,000
Total incremental cost related to modification		¥ 9,018	$ 1,382
Share Incentive Plan 2016 [Member]
Share-based compensation | ¥				¥ 90,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						¥ 2,380	$ 365	¥ 9,981	¥ 168,917
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						410,000	410,000
Stock options exercised						195,915	195,915
Share Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										5,000,000	5,000,000			4,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						904,167	904,167
Weighted-average grant-date fair value for vested options | $ / shares							$ 1.96
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $							$ 2,669
Share based compensation arrangement by share based payment award options granted						1,613,506	1,613,506
Weighted - average exercise price, granted | $ / shares							$ 1.75
Share Incentive Plan 2020 [Member]
Share-based compensation | $							$ 4,356
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $							$ 0
Share based compensation arrangement by share based payment award options granted						3,817,494	3,817,494
Weighted - average exercise price, granted | $ / shares							$ 1.75
Common Stock, Shares, Issued													4,147,494
Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												7,000,000
2017 Modification Date [Member]
Share-based compensation										¥ 2,329	$ 358
Employee [Member] | Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					5,985,000